INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS
Schedule of intangible assets

				Computer
				software,
		Mining	Mineral	production
		rights and	exploration	quota and
	Goodwill	others	rights	others	Total
Year ended December 31, 2017
Opening net carrying amount	2,346,853	6,981,217	1,123,639	140,540	10,592,249
Additions	—	280,340	—	4,827	285,167
Acquisition of a subsidiary	—	—	—	188	188
Disposals	—	—	—	(11,168)	(11,168)
Disposal of subsidiaries	—	—	—	(562)	(562)
Amortization	—	(241,261)	—	(34,616)	(275,877)
Transfer from property, plant and equipment (note 6)	—	53,565	—	22,614	76,179
Impairment losses	—	—	—	(8,134)	(8,134)
Currency translation differences	(923)	(7,433)	(12,053)	—	(20,409)

Closing net carrying amount	2,345,930	7,066,428	1,111,586	113,689	10,637,633
As at December 31, 2017
Cost	2,345,930	8,546,343	1,111,586	399,532	12,403,391
Accumulated amortization and impairment	—	(1,479,915)	—	(285,843)	(1,765,758)

Net carrying amount	2,345,930	7,066,428	1,111,586	113,689	10,637,633

				Computer
				software,
		Mining	Mineral	production
		rights and	exploration	quota and
	Goodwill	others	rights	others	Total
Year ended December 31, 2018
Opening net carrying amount	2,345,930	7,066,428	1,111,586	113,689	10,637,633
Additions	—	98,995	—	4,309	103,304
Acquisition of subsidiaries	1,163,949	728,066	—	1,285	1,893,300
Reclassification	—	7,072	(7,072)	—	—
Disposals	—	—	—	(168)	(168)
Amortization	—	(265,108)	—	(30,793)	(295,901)
Transfer from property, plant and equipment (note 6)	—	41,148	—	484,068	525,216
Currency translation differences	754	5,782	9,445	—	15,981

Closing net carrying amount	3,510,633	7,682,383	1,113,959	572,390	12,879,365
As at December 31, 2018
Cost	3,510,633	9,430,183	1,113,959	888,975	14,943,750
Accumulated amortization and impairment	—	(1,747,800)	—	(316,585)	(2,064,385)

Net carrying amount	3,510,633	7,682,383	1,113,959	572,390	12,879,365

Schedule of amortisation expenses of intangible assets recognized in profit or loss

	2016	2017	2018
Cost of sales	211,915	241,261	265,108
General and administrative expenses	32,446	34,616	30,793

	244,361	275,877	295,901

Schedule of summary of goodwill allocated to each segment

	December 31,		December 31,
	2017		2018
		Primary		Primary
	Alumina	aluminum	Alumina	aluminum
Qinghai Branch	—	217,267	—	217,267
Guangxi Branch	189,419	—	189,419	—
Lanzhou Branch	—	1,924,259	—	1,924,259
PT. Nusapati Prima (“PTNP“)	14,985	—	15,739	—
Shanxi Huaxing	—	—	1,163,949	—

	204,404	2,141,526	1,369,107	2,141,526